Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Financial Assets Measured at Fair Value on Recurring Basis
The following table summarizes financial assets measured at fair value on a recurring basis as of June 30, 2014 and December 31, 2013, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

Assets Measured at Fair Value on a Recurring Basis at June 30, 2014 Using

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable	Balance at
	Identical Assets	Inputs	Inputs	June 30,
	(Level 1)	(Level 2)	(Level 3)	2014
	(dollars in thousands)
Assets
Securities available for sale
Obligations of U.S. Government agencies	$-	$14,075	$-	$14,075
SBA Pool securities	-	84,426	-	84,426
Agency mortgage-backed securities	-	30,487	-	30,487
Agency CMO securities	-	43,292	-	43,292
Non agency CMO securities	-	1,037	-	1,037
State and political subdivisions	-	53,391	-	53,391
Pooled trust preferred securities	-	748	-	748
FNMA and FHLMC preferred stock	-	176	-	176
Total securities available for sale	$-	$227,632	$-	$227,632

Assets Measured at Fair Value on a Recurring Basis at December 31, 2013 Using

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable	Balance at
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2013
	(dollars in thousands)
Assets
Securities available for sale
Obligations of U.S. Government agencies	$-	$13,390	$-	$13,390
SBA Pool securities	-	86,035	-	86,035
Agency mortgage-backed securities	-	35,254	-	35,254
Agency CMO securities	-	41,378	-	41,378
Non agency CMO securities	-	1,306	-	1,306
State and political subdivisions	-	56,342	-	56,342
Pooled trust preferred securities	-	749	-	749
FNMA and FHLMC preferred stock	-	481	-	481
Total securities available for sale	$-	$234,935	$-	$234,935

The following table summarizes financial assets measured at fair value on a recurring basis as of December 31, 2013 and 2012, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

Assets Measured at Fair Value on a Recurring Basis at December 31, 2013 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013
	(dollars in thousands)
Assets
Securities available for sale
Obligations of U.S. Government agencies	$—	$13,390	$—	$13,390
SBA Pool securities	—	86,035	—	86,035
Agency mortgage-backed securities	—	35,254	—	35,254
Agency CMO securities	—	41,378	—	41,378
Non agency CMO securities	—	1,306	—	1,306
State and political subdivisions	—	56,342	—	56,342
Pooled trust preferred securities	—	749	—	749
FNMA and FHLMC preferred stock	—	481	—	481
Total securities available for sale	$—	$234,935	$—	$234,935

Assets Measured at Fair Value on a Recurring Basis at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012
	(dollars in thousands)
Assets
Securities available for sale
Obligations of U.S. Government agencies	$—	$13,467	$—	$13,467
SBA Pool securities	—	82,751	—	82,751
Agency mortgage-backed securities	—	31,714	—	31,714
Agency CMO securities	—	61,936	—	61,936
Non agency CMO securities	—	2,199	—	2,199
State and political subdivisions	—	83,217	—	83,217
Pooled trust preferred securities	—	759	—	759
FNMA and FHLMC preferred stock	—	276	—	276
Corporate securities	—	594	—	594
Total securities available for sale	$—	$276,913	$—	$276,913

Assets Measured at Fair Value on Non-Recurring Basis
The following table summarizes assets measured at fair value on a non-recurring basis as of June 30, 2014 and December 31, 2013, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

Assets Measured at Fair Value on a Non-Recurring Basis at June 30, 2014 Using

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable	Balance at
	Identical Assets	Inputs	Inputs	June 30,
	(Level 1)	(Level 2)	(Level 3)	2014
	(dollars in thousands)
Assets
Impaired loans	$-	$-	$19,245	$19,245
Other real estate owned	$-	$-	$601	$601

Assets Measured at Fair Value on a Non-Recurring Basis at December 31, 2013 Using

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable	Balance at
	Identical Assets	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2013
	(dollars in thousands)
Assets
Impaired loans	$-	$-	$16,086	$16,086
Other real estate owned	$-	$-	$800	$800

The following table summarizes assets measured at fair value on a non-recurring basis as of December 31, 2013 and 2012, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

Assets Measured at Fair Value on a Non-Recurring Basis at December 31, 2013 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013
	(dollars in thousands)
Assets
Impaired loans	$—	$—	$16,086	$16,086
Other real estate owned	$—	$—	$800	$800

Assets Measured at Fair Value on a Non-Recurring Basis at December 31, 2012 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012
	(dollars in thousands)
Assets
Impaired loans	$—	$—	$18,569	$18,569
Other real estate owned	$—	$—	$4,747	$4,747

Quantitative Information about Level Three Fair Value Measurements
The following table displays quantitative information about Level 3 Fair Value Measurements as of June 30, 2014 and December 31, 2013:

Quantitative information about Level 3 Fair Value Measurements at June 30, 2014

	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

	(dollars in thousands)
Assets
Impaired loans	$19,245	Discounted appraised value	Selling cost	0% - 32% (12%)
			Discount for lack of marketability and age of appraisal	0% - 11% (3%)

Other real estate owned	$601	Discounted appraised value	Selling cost	10% (10%)
			Discount for lack of marketability and age of appraisal	0% - 34% (14%)

Quantitative information about Level 3 Fair Value Measurements at December 31, 2013

	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)

	(dollars in thousands)
Assets
Impaired loans	$16,086	Discounted appraised value	Selling cost	0% - 32% (12%)
			Discount for lack of marketability and age of appraisal	0% - 20% (6%)

Other real estate owned	$800	Discounted appraised value	Selling cost	10% (10%)
			Discount for lack of marketability and age of appraisal	0% - 28% (13%)

The following table displays quantitative information about Level 3 Fair Value Measurements as of December 31, 2013 and 2012:

Quantitative information about Level 3 Fair Value Measurements at December 31, 2013
	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	(dollars in thousands)
Assets
Impaired loans	$16,086	Discounted appraised value	Selling cost	0% – 32% (12%)
			Discount for lack of marketability and age of appraisal	0% – 20% (6%)
Other real estate owned	$800	Discounted appraised value	Selling cost	10% (10%)
			Discount for lack of marketability and age of appraisal	0% – 28% (13%)

Quantitative information about Level 3 Fair Value Measurements at December 31, 2012
	Fair Value	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	(dollars in thousands)
Assets
Impaired loans	$18,569	Discounted appraised value	Selling cost	7% – 32% (12%)
			Discount for lack of marketability and age of appraisal	0% – 50% (15%)
Other real estate owned	$4,747	Discounted appraised value	Selling cost	10% – 15% (10%)
			Discount for lack of marketability and age of appraisal	0% – 56% (6%)

Estimated Fair Value and Carrying Value
The estimated fair value and the carrying value of the Company’s recorded financial instruments are as follows:

		Fair Value Measurements at June 30, 2014 Using

		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable	Balance at
		Identical Assets	Inputs	Inputs	June 30,
	Carrying Amount	(Level 1)	(Level 2)	(Level 3)	2014

		(dollars in thousands)
Assets:
Cash and short-term investments	$12,960	$12,960	$-	$-	$12,960
Interest bearing deposits with banks	3,603	3,603	-	-	3,603
Securities available for sale	227,632	-	227,632	-	227,632
Securities held to maturity	34,077	-	34,403	-	34,403
Restricted securities	7,230	-	7,230	-	7,230
Loans, net	683,375	-	-	692,075	692,075
Bank owned life insurance	21,432	-	21,432	-	21,432
Accrued interest receivable	3,762	-	3,762	-	3,762
Total	$994,071	$16,563	$294,459	$692,075	$1,003,097

Liabilities:
Noninterest-bearing demand deposits	$139,066	$139,066	$-	$-	$139,066
Interest-bearing deposits	682,460	-	626,733	-	626,733
Federal funds purchased and repurchase agreements	3,482	3,482	-	-	3,482
Short-term borrowings	76,760	76,760	-	-	76,760
Trust preferred debt	10,310	-	10,310	-	10,310
Accrued interest payable	341	-	341	-	341
Total	$912,419	$219,308	$637,384	$-	$856,692

		Fair Value Measurements at December 31, 2013 Using

		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable	Balance at
		Identical Assets	Inputs	Inputs	December 31,
	Carrying Amount	(Level 1)	(Level 2)	(Level 3)	2013

		(dollars in thousands)
Assets:
Cash and short-term investments	$13,944	$13,944	$-	$-	$13,944
Interest bearing deposits with banks	5,402	5,402	-	-	5,402
Securities available for sale	234,935	-	234,935	-	234,935
Securities held to maturity	35,495	-	34,521	-	34,521
Restricted securities	5,549	-	5,549	-	5,549
Loans, net	642,430	-	-	653,125	653,125
Bank owned life insurance	21,158	-	21,158	-	21,158
Accrued interest receivable	3,893	-	3,893	-	3,893
Total	$962,806	$19,346	$300,056	$653,125	$972,527

Liabilities:
Noninterest-bearing demand deposits	$126,861	$126,861	$-	$-	$126,861
Interest-bearing deposits	707,601	-	614,747	-	614,747
Federal funds purchased and repurchase agreements	3,009	3,009	-	-	3,009
Short-term borrowings	41,940	41,940	-	-	41,940
Trust preferred debt	10,310	-	10,310	-	10,310
Accrued interest payable	1,324	-	1,324	-	1,324
Total	$891,045	$171,810	$626,381	$-	$798,191

The estimated fair value and the carrying value of the Company’s recorded financial instruments are as follows:

		Fair Value Measurements at December 31, 2013 Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2013
		(dollars in thousands)
Assets:
Cash and short-term investments	$13,944	$13,944	$—	$—	$13,944
Interest bearing deposits with banks	5,402	5,402	—	—	5,402
Securities available for sale	234,935	—	234,935	—	234,935
Securities held to maturity	35,495	—	34,521	—	34,521
Restricted securities	5,549	—	5,549	—	5,549
Loans, net	642,430	—	—	653,125	653,125
Bank owned life insurance	21,158	—	21,158	—	21,158
Accrued interest receivable	3,893	—	3,893	—	3,893
Total	$962,806	$19,346	$300,056	$653,125	$972,527
Liabilities:
Noninterest-bearing demand deposits	$126,861	$126,861	$—	$—	$126,861
Interest-bearing deposits	707,601	—	614,747	—	614,747
Short-term borrowings	44,949	44,949	—	—	44,949
Trust preferred debt	10,310	—	10,310	—	10,310
Accrued interest payable	1,324	—	1,324	—	1,324
Total	$891,045	$171,810	$626,381	$—	$798,191

		Fair Value Measurements at December 31, 2012 Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012
		(dollars in thousands)
Assets:
Cash and short-term investments	$16,762	$16,762	$—	$—	$16,762
Interest bearing deposits with banks	29,837	29,837	—	—	29,837
Securities available for sale	276,913	—	276,913	—	276,913
Restricted securities	9,251	—	9,251	—	9,251
Loans, net	664,330	—	—	659,818	659,818
Bank owned life insurance	10,678	—	10,678	—	10,678
Accrued interest receivable	4,223	—	4,223	—	4,223
Total	$1,011,994	$46,599	$301,065	$659,818	$1,007,482
Liabilities:
Noninterest-bearing demand deposits	$116,717	$116,717	$—	$—	$116,717
Interest-bearing deposits	721,656	—	717,035	—	717,035
Short-term borrowings	2,942	2,942	—	—	2,942
Long-term borrowings	117,500	—	126,739	—	126,739
Trust preferred debt	10,310	—	10,310	—	10,310
Accrued interest payable	1,673	—	1,673	—	1,673
Total	$970,798	$119,659	$855,757	$—	$975,416